Note 3 - Investment Securities (Details) - Proceeds from Sales of Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Proceeds from Sales of Securities [Abstract]
Proceeds	$ 3,229	$ 8,310
Gross Gains	$ 109	$ 105